Ordinary shares	12 Months Ended
Dec. 31, 2019
Ordinary shares
Ordinary shares
2
5
. Ordinary shares
Upon inception, 1 ordinary share was issued at a par value of US$0.00002 per share.
In March 2014, the Company issued 351,678,637 ordinary shares to Huang River Investment Limited, a wholly owned subsidiary of Tencent
 Holding
s
Limited
(“Tencent”),
 in connection with Tencent Transaction (Note
30
). Additionally, upon the initial public offering in May 2014, the Company issued 166,120,400 Class A ordinary shares. Concurrently, the Company issued 139,493,960 Class A ordinary shares in a private placement to Huang River Investment Limited.
In June 2016, the Company issued 144,952,250 Class A ordinary shares to Newheight Holdings Ltd., a wholly owned subsidiary of Walmart, in connection with Walmart Transaction.
In June 2018, the Company issued 27,106,948 Class A ordinary shares to Google LLC, and received a consideration of US$549,836 (RMB3,531,870) after deducting financing charges.
In May 2019, the Company issued 8,127,302 Class A ordinary shares to Huang River Investment Limited (Note
3
0
).
The ordinary shares reserved for future exercise of the RSUs and share options were
 149,369,486,
160,323,374 and 137,075,214 as of December 31,
 2017,
2018 and 2019, respectively.